Fees Summary	Apr. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,571,000
Previously Paid Amount	0.00
Total Fee Amount	240.52
Total Offset Amount	0.00
Net Fee	240.52
Narrative - Max Aggregate Offering Price	$ 1,571,000
Final Prospectus	true